Note 10 - b.2) Financing, outstading lines of credit with official credit agencies in Brazil (Detail) (USD $) In Millions	Sep. 30, 2011
Financing 1
Company	Transpetro (*)
Agency	BNDES and Banco do Brasil
Contracted	$ 4,856
Used	306
Balance	4,550
Description	Program for Modernization and Expansion of the FLEET (PROMEF) - TJLP+2.5% p.a. to national equipment and 3% p.a. to imported equipment.
Financing 2
Company	REFAP
Agency	BNDES
Contracted	598
Used	107
Balance	491
Description	Financing obtained from BNDES earmarked for implementation of projects in REFAP in the amount of US$107 - TJLP plus 3.26% p.a.
Financing 3
Company	Petrobras
Agency	BNDES
Contracted	552
Used	545
Balance	7
Description	Financing obtained from BNDES earmarked for construction of the Mexilhão platform in the amount of US$545 - TJLP plus 2.76% p.a..
Financing 4
Company	Petrobras
Agency	Banco do Brasil
Contracted	270
Used	235
Balance	35
Description	Commercial Credit Certificate
Financing 5
Company	Petrobras
Agency	Caixa Econômica Federal
Contracted	162
Used	0
Balance	$ 162
Description	Bank Credit Certificate - Revolving Credit - 110% p.a. of average CDI.